Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Net Loss	$ (4,577,516)	$ (2,196,834)
Noncash Expenses:
Depreciation and Amortization	196,943	178,841
Stock Based Compensation	719,796	341,558
Loss on Write-off of Asset	13,161
Refund on Write-off of Asset	15,700
Gain/Loss on Change in Derivative Balance		354,644
Original Issue Discount Amortization	88,442	20,114
Debt Discount Amortization	358,280	89,570
Change in assets and liabilities:
Accounts Receivable	183,698	(8,014)
Inventory	(5,464)	(167,112)
Prepaid Assets	(16,957)	2,631
Accounts Payable	(11,291)	73,782
Deferred Revenue	32,365
Accrued Expenses	24,529	53,593
NET CASH USED IN OPERATING ACTIVITIES	(2,791,406)	(1,962,314)
INVESTING ACTIVITIES
Purchase of Property and Equipment	(69,463)	(22,494)
Purchase of Intangible Assets	(70,997)	(65,332)
Notes Receivable	(788,500)
Investment in Joint Venture		8,722
NET CASH USED IN INVESTING ACTIVITIES	(928,960)	(79,104)
FINANCING ACTIVITIES
Gross Proceeds from issuance of Common Stock and Warrants	5,823,300
Less Offering Costs	(597,651)
Proceeds from issuance of Notes Payable		900,000
Payments on Notes Payable	(500,000)
Proceeds from exercise of Warrants	112,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	4,837,649	900,000
NET CHANGE IN CASH FOR PERIOD	1,117,283	(1,141,418)
CASH AT BEGINNING OF PERIOD	398,391	1,539,809
CASH AT END OF PERIOD	1,515,674	398,391
Noncash investing and financing activities disclosure:
Write-off of Derivative Liability
Conversion of Convertible Debt for Stock	(408,556)
Other noncash operating activities disclosure:
Issuance of Common Stock for services	75,578	152,265
Disclosure of cash paid for:
Interest	89,348
Income Taxes